OTHER INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [abstract]
Investment in other entities

Amounts in R million	Shares held [1]	% held [1]	2026	2025

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited (“WWM”)	47,812,500	1.2%	22.0	11.2

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited (“Rand Refinery”)	44,438	11.3%	522.6	302.0
Rand Mutual Assurance Company Limited B Share Business Fund (“RMA”)[2]	12,659	1.3%	19.9	6.8
Guardrisk Insurance Company Limited (Cell Captive A170)[3]	20	100.0%	2.4	2.4
Chamber of Mines Building Company Proprietary Limited	52,965	5.7%	0.1	0.1
Total unlisted investments			545.0	311.3

Balance at the end of the year			567.0	322.5

Fair value adjustment on equity instruments at fair value through OCI			244.4	139.8
WWM			10.8	3.6
Rand Refinery			220.6	135.2
RMA			13.0	1.0
Dividends received on equity instruments at fair value through OCI			—	(56.3)
Rand Refinery			—	(56.3)

Disclosure of fair value measurement of assets

Amounts in R million	2026	2025

Balance at the beginning of the year	302.0	166.8
Fair value adjustment on equity investments at fair value through OCI	220.6	135.2
Balance at the end of the year	522.6	302.0

Key observable/unobservable inputs into the model

Rand Refinery operations	Observable/unobservable input	Unit	2026	2025

Forecast average gold price	Observable input	R/kg	2,273,530	1,620,480
Forecast average silver price	Observable input	R/kg	32,795	18,598
Average South African CPI	Observable input	%	4.9	4.5
South African long term government bond rate	Observable input	%	8.40	9.70
Terminal growth rate	Unobservable input	%	2.4	4.5
Weighted average cost of capital	Unobservable input	%	15.8	16.0

Sensitivity analysis

				2026		2025
				Change in OCI, net of tax		Change in OCI, net of tax
Rand Refinery operations		% Increase/ (decrease)		Rm	Rm	Rm	Rm

Rand US Dollar exchange rate	Observable inputs	1%	(1)%	8.1	(8.1)	6.9	(6.9)
Commodity prices (gold and silver)	Observable inputs	1%	(1)%	7.5	(7.5)	6.0	(6.0)
Operating costs	Unobservable inputs	1%	(1)%	(5.4)	5.4	(4.7)	4.7
Weighted average cost of capital	Unobservable inputs	1%	(1)%	(18.6)	18.6	(13.3)	13.3
Minority discount	Unobservable inputs	1%	(1)%	(6.2)	6.2	(3.6)	3.6
Marketability discount	Unobservable inputs	1%	(1)%	(6.2)	6.2	(3.5)	3.5